Debentures	12 Months Ended
Dec. 31, 2023
Debentures
Debentures

21.	Debentures

									Contractual	Effective		12.31.2023	12.31.2022
					Issue	Number of	Final	Payment	financial	interest	Contract
Company	Issue	Characteristics	Allocation	Guarantees	Date	installment	maturity	of charges	charges p.a.	rate p.a.	amount
Copel GeT	4th	(a)	Full early redemption of the 4th issue of the Company’s trade promissory notes and partial payment of the 1st amortization installment of the 2nd issue of debentures.	Personal guarantee	07.23.2018	3	07.23.2023	Half-yearly	126.0% of DI	133.77% of DI	1,000,000	-	357,573
	5th	(b)	Reimbursement of expenses related to the construction of the Transmission Lines Araraquara II - Taubaté, Assis - Londrina and Foz do Chopim.		09.25.2018	5	09.15.2025	Half-yearly	IPCA + 7.6475%	IPCA+ 8.3295%	290,000	157,327	225,643
	6th(1st serie)	(c)	Full early redemption of the 5th issue of the Company’s trade promissory notes and partial payment of the 2nd amortization installment of the 2nd issue of debentures.		07.15.2019	2	07.15.2024	Half-yearly	109.0% of DI	111.25% of DI	800,000	424,292	852,816
	6th(2nd serie)		Reimbursement of expenses related to the Colíder HPP and Baixo Iguaçu HPP projects		07.15.2019	1	07.15.2025	Half-yearly	IPCA + 3.90%	IPCA+ 4.46%	200,000	263,113	251,363
	7th (1st serie)		Reinforcement of the Issuer's working capital; amortization and/or reimbursement of cash of the principal portion of the 3rd and 4th issue of debentures.		10.15.2021	2	10.15.2026	Half-yearly	DI + spread 1.38%	DI + spread 1.45%	1,133,363	1,163,255	1,166,982
	7th (2nd serie)		Investments for expansion, renovation or improvement and/or reimbursement of expenses within the scope of the Projects: Improvements of Gov. Bento Munhoz da Rocha Netto HPP; Implementation of the Assets of Lot “E”, from Aneel Auction No. 05/2015; Investments in Mata de Santa Genebra Transmissão S.A. and Bela Vista Geração de Energia S.A.		10.15.2021	3	10.15.2031	Half-yearly	IPCA + 5.7138%	IPCA + 6.1033%	366,637	416,456	397,825
	8th (1st serie)		Acquisition of Santa Rosa & Mundo Novo Wind Complex (SRMN) and Aventura Wind Complexes.		01.15.2023	2	01.15.2030	Half-yearly	DI + spread 1.40%	DI + spread 1.41%	1,100,000	1,168,465	-
	8th (2nd serie)		Reimbursement of investment expenses and/or contributions in the scope of the Jandaíras I, II, III and IV Wind Power Generating Plants Projects.		01.15.2023	3	01.15.2035	Half-yearly	IPCA +6.8226%	IPCA +7.5817%	200,000	214,426	-
Copel DIS	4th	(a)	Working capital and payment of the 1st installment of amortization of the 2nd issue of debentures.	Personal guarantee	09.27.2018	3	09.27.2023	Half-yearly	DI + spread 2.70%	CDI + 3.96%	1,000,000	-	346,895
	5th (1st serie)	(c)	Investment for expansion, renovation or improvement and reimbursement of expenses of the Issuer's electricity distribution network linked to concession contract No. 46/1999 of ANEEL.		11.15.2019	3	11.15.2027	Half-yearly	IPCA + 4.20%	IPCA+ 4.61%	500,000	647,092	618,209
	6th (1st serie)		Reinforcement of working capital and amortization of the first installment of the principal of the debentures of each of the Issuer's following issues: 3rd, 4th and 5th Issue.		06.16.2021	2	06.15.2026	Half-yearly	CDI + 1.95%	CDI + 2.02%	1,000,000	1,004,566	1,006,449
	6th (2nd serie)		Investment for expansion, renovation or improvement and reimbursement of expenses of the Issuer's electricity distribution network linked to concession contract No. 46/1999 of ANEEL.		06.16.2021	3	06.15.2031	Half-yearly	IPCA + 4.7742%	IPCA + 5.1564%	500,000	585,696	559,894
	7th (1st serie)	(e)	Reinforcement of working capital; redemption of 3rd issue debentures; amortization of the 2nd installment of the principal of the 4th and 5th issuance.		05.15.2022	2	05.15.2025	Half-yearly	CDI + 1.21%	CDI + 1.28%	300,000	304,505	305,380
	7th (2nd serie)				05.15.2022	2	05.15.2027	Half-yearly	CDI + 1.36%	CDI + 1.42%	901,450	915,148	917,789
	7th (3rd serie)		Investments for expansion, renovation or improvement and/or reimbursement of expenses of the issuer's electricity distribution network, linked to Aneel's Concession Agreement No. 46/1999.		05.15.2022	3	05.15.2032	Half-yearly	IPCA + 6.1732%	IPCA + 6.6587%	298,550	315,816	301,830
	8th (1st serie)	(e)	Exclusively for cash reinforcement to meet the Issuer commitments.		06.15.2023	1	06.15.2024	Half-yearly	CDI + 1.45%	CDI + 1.89%	400,000	401,784	-
	8th (2nd serie)		Exclusively for amortization of principal and interest due under the Private Deed of the 4th Issue of Debentures, and the remaining amount, if any, for cash reinforcement to meet the Issuer commitments.		06.15.2023	2	06.15.2027	Half-yearly	CDI + 2.00%	CDI + 2.14%	800,000	803,723	-
	8th (3rd serie)		Exclusively for cash reinforcement to meet the Issuer commitments.		06.15.2023	1	06.15.2028	Half-yearly	CDI + 2.25%	CDI + 2.35%	400,000	401,897	-
Brisa Potiguar	2nd (1st serie)	(d)	Implementation of wind generating plants.	Real and personal guarantee and pledge of Copel GeT shares.	03.24.2016	192	07.15.2032	Monthly	TJLP + 2.02%	TJLP + 2.02%	147,575	82,744	91,468
	2nd (2nd serie)				03.24.2016	192	07.15.2032	Monthly	IPCA + 9.87%	IPCA+ 10.92%	153,258	118,146	126,067
Cutia	1st	(b)	Construction and implementation of wind generating plants.	Personal guarantee	03.20.2019	26	12.15.2031	Half-yearly	IPCA + 5.8813%	IPCA+ 6.83%	360,000	349,555	360,894
											Gross debt	9,738,006	7,887,077
										(-) Transaction cost		(118,900)	(83,222)
											Net debt	9,619,106	7,803,855
											Current	1,225,649	1,346,347
											Noncurrent	8,393,457	6,457,508

(a)	Simple debentures, single series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(b)	Simple debentures, single series, not convertible into shares, with security interest and additional personal guarantee, for public distribution with restricted efforts, pursuant to CVM Instruction No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(c)	Simple debentures, two series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(d)	Simple debentures, two series, not convertible into shares, issued privately. Companies: Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus and Ventos de Santo Uriel. Guarantor: Copel. They have no trustee.
(e)	Simple debentures, three series, not convertible into shares, unsecured, with additional personal guarantee, for public distribution with restricted placement efforts, pursuant to CVM Instruction No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.

21.1	Maturity of noncurrent installments

12.31.2023	Gross debt	(-) Transaction cost	Net debt
2025	1,825,412	(25,529)	1,799,883
2026	2,202,198	(19,105)	2,183,093
2027	1,130,834	(11,413)	1,119,421
2028	465,465	(8,281)	457,184
2029	954,663	(8,115)	946,548
After 2029	1,903,983	(16,655)	1,887,328
	8,482,555	(89,098)	8,393,457

21.2	Changes in debentures

	Continuing operations	Discontinued operations	Total
Balance as of January 1, 2021	6,737,229	20,252	6,757,481
Funding	3,000,000	-	3,000,000
(-) Transaction costs	(35,030)	-	(35,030)
Charges and monetary variations	620,751	37,902	658,653
Amortization - principal	(1,831,809)	(20,239)	(1,852,048)
Payment - charges	(343,524)	(17,549)	(361,073)
Reclassification - held for sale - Copel Telecomunicações	-	(20,366)	(20,366)
Balance as of December 31, 2021	8,147,617	-	8,147,617
Funding	1,500,000	-	1,500,000
(-) Transaction costs	(14,445)	-	(14,445)
Charges and monetary variations	1,112,287	-	1,112,287
Amortization - principal	(2,051,481)	-	(2,051,481)
Payment - charges	(890,123)	-	(890,123)
Balance as of December 31, 2022	7,803,855	-	7,803,855
Funding	2,900,000	295,000	3,195,000
(-) Transaction costs (a)	(60,677)	(955)	(61,632)
Charges and monetary variations	1,297,445	19,017	1,316,462
Amortization - principal	(1,193,910)	(18,437)	(1,212,347)
Payment - charges	(1,127,607)	(10,423)	(1,138,030)
Reclassification (b)	-	(284,202)	(284,202)
Balance as of December 31, 2023	9,619,106	-	9,619,106
(a) Includes the amount of R$41,788 relating to financial consideration (waiver) paid as a result of the process of transforming Copel into a Corporation, as detailed in Note 21.3.
(b) Reclassification to Liabilities classified as held for sale (Note 39).

21.3	Covenants

The issued debentures contain clauses that require the maintenance of certain economic and financial ratios within pre-determined parameters, requiring annual fulfillment and other conditions to be complied with, such as not changing the Company's interest in the capital stock that would represent change of control without prior consent from the debenture holders; not paying out dividends or interest on capital if it is in arrears in relation to honoring any of its financial obligations or not maintaining the financial ratios as determined without prior written consent of the debenture holders. The non-compliance with the contracted conditions may imply the need to comply with additional obligations, to request consent from the debenture holders or even the declaration of early maturity of the debts.

On December 31, 2023, all the agreed contractual indicators and conditions were fully met, except for the subsidiaries Nova Asa Branca I, Nova Asa Branca III and Ventos de Santo Uriel that did not meet the ICSD of 1.3. However, the Company preventively requested and received, on December 29, 2023, according to letter from BNDES AEC/DEENE2 No. 042/2023, the commitment of the development banking institution not to declare the early maturity of the debenture deeds, based on the performance of this index in fiscal year 2023.

As a result of the process of transforming Copel into a company with dispersed capital and no controlling shareholder, as detailed in Note 1, General Meetings of Debenture Holders were held to decide on consent to carry out the operation, by means of a financial compensation (waiver fee), so that the change in shareholder control would not characterize an event of early maturity of the Company's debts. The financial compensation was conditional on the success of the offer, with payment within ten days of its settlement, and corresponds to a remuneration of 0.20%, multiplied by the remaining duration of the debentures, on their updated nominal value on the date of the Meetings, except for the 1st series of the 6th Issue of Copel GeT and the 4th Issue of Copel DIS, for which the remuneration rate is 0.15% on the updated nominal value on the date of the Meetings. The financial payments were settled in August 2023.

The financial covenants contained in the debenture agreements are presented as follows:

Company	Contractual Instrument	Annual financial ratio	Limit
Copel GeT	5th issue of Debentures	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	≤ 3.5 ≥ 1.5
6th issue of Debentures
7th issue of Debentures
8th issue of Debentures
Copel DIS	5th issue of Debentures
6th issue of Debentures
7th issue of Debentures
8th issue of Debentures
Nova Asa Branca I		Debt service coverage ratio	≥ 1.3
Nova Asa Branca II
Nova Asa Branca III	2nd issue of Debentures
Nova Eurus IV
Ventos de Santo Uriel
Cutia	1st issue of Debentures	Debt service coverage ratio (a)	≥ 1.2
(a) financial ratio calculated based on the amounts of the consolidated financial statements of Cutia Empreendimentos Eólicos S.A. The contract establishes that, should the index be in the range between 1.10 and 1.20, the value of the funds invested in the Reserve Account must be complemented so that the total reaches the index of 1.20, within 2 days of the release of the financial statements.